Bonds (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Bonds Issued

As of December 31, this item includes:

	Total		Current		Non-current
	2017	2018	2017	2018	2017	2018
GyM Ferrovías	603,657	611,660	12,294	13,422	591,363	598,238
Norvial	343,910	325,382	24,361	25,745	319,549	299,637

	947,567	937,042	36,655	39,167	910,912	897,875

GyM Ferrovias S.A. [member]
Statement [LineItems]
Bonds

	2017	2018
Balance at January, 1	604,031	603,657
Amortization	(19,141)	(10,178)
Accrued interest	49,132	48,130
Interest paid	(30,365)	(29,949)

Balance at December, 31	603,657	611,660

Norvial S.A. [member]
Statement [LineItems]
Bonds

	2017	2018
Balance at January, 1	363,684	343,910
Amortization	(20,010)	(18,736)
Accrued interest	2,987	24,170
Capitalized interest	26,011	3,361
Interest paid	(28,762)	(27,323)

Balance at December, 31	343,910	325,382